Retirement-Related Benefits - Investment Strategy (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
United States | Personal Pension Plan (PPP) | Equity Securities
Investment Policies And Strategies
Target allocation (as a percent)	11.00%
United States | Personal Pension Plan (PPP) | Fixed-income securities
Investment Policies And Strategies
Target allocation (as a percent)	70.00%
United States | Personal Pension Plan (PPP) | Real estate
Investment Policies And Strategies
Target allocation (as a percent)	3.00%
United States | Personal Pension Plan (PPP) | Other investments
Investment Policies And Strategies
Target allocation (as a percent)	16.00%
United States | Personal Pension Plan (PPP) | Private equities and private real estate investments
Investment Policies And Strategies
Fair Value of plan assets	$ 1,465
Commitments for future investments in private markets	$ 843
Non-U.S. Plans | Maximum
Investment Policies And Strategies
Percentage of board members, elected by employees and retirees for managing investments (as a percent)	50.00%
Non-U.S. Plans | Equity Securities
Investment Policies And Strategies
Target allocation (as a percent)	16.00%
Non-U.S. Plans | Fixed-income securities
Investment Policies And Strategies
Target allocation (as a percent)	63.00%
Non-U.S. Plans | Real estate
Investment Policies And Strategies
Target allocation (as a percent)	3.00%
Non-U.S. Plans | Other investments
Investment Policies And Strategies
Target allocation (as a percent)	5.00%
Non-U.S. Plans | Insurance contracts
Investment Policies And Strategies
Target allocation (as a percent)	13.00%